CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 776,163	$ 3,265,141	$ 11,413
Prepaid expenses & other	114,064	50,291	15,766
Total Current Assets	890,227	3,315,432	27,179
Property and equipment, net	180,060	169,808	29,952
Intangible assets, net	56,724	61,155	55,890
Total Assets	1,127,011	3,546,395	113,021
Current Liabilities:
Accounts payable	79,533	341,172	842,357
Accrued expenses	63,471	39,232	649,998
Short-term convertible notes payable			538,828
Total Current Liabilities	143,004	380,404	2,031,183
Commitments & Contingencies
Stockholders' Equity:
Preferred stock Series A; $0.001 par value, 3,500,000 designated 2,022,321 and 1,924,230 shares issued and outstanding, reapectively	2,022	1,924
Common stock - Class A - $0.001 par value, 200,000,000 shares authorized, 22,510,894 and 22,310,894 shares issued and outstanding, reapectively	22,512	22,312	12,705
Additional paid-in capital	16,620,318	16,015,484	6,537,369
Deficit accumulated in the development stage	(15,660,845)	(12,873,729)	(8,468,236)
Total Stockholders' Equity	984,007	3,165,991	(1,918,162)
Total Liabilities and Stockholders' Equity	$ 1,127,011	$ 3,546,395	$ 113,021